Details of Significant Accounts - Schedule of Notes and Accounts Receivable (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Notes and Accounts Receivable [Abstract]
Accounts receivable	$ 3,690	$ 6,468	$ 4,722
Less: Allowance for uncollectible accounts	(23)	(23)	(8)	$ (8)
Notes and accounts receivable	$ 3,690	$ 6,468	$ 4,714